Related Party Transactions - Schedule of Related Party Balances with Major Related Parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Aug. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
Baidu
Amounts due from related parties, current:
Amounts due from related parties	¥ 1,243	$ 170		¥ 4,389
Amounts due to related parties, current:
Amounts due to related parties	2,131,649	292,035		2,027,194
Amounts due to related parties, non-current:
Amounts due to related parties	3,178	435		3,231
Baidu | Loans
Amounts due to related parties, current:
Amounts due to related parties	50,000	6,850		50,000
PAG
Amounts due from related parties, current:
Amounts due from related parties	3,813,900	522,500	$ 522,500		$ 200,000
PAG | Loans
Amounts due from related parties, current:
Amounts due from related parties	41,010	5,618		1,437,044
Amounts due from related parties, non-current:
Amounts due from related parties	3,813,937	522,507
Others
Amounts due from related parties, current:
Amounts due from related parties	240,870	33,000		265,591
Amounts due from related parties, non-current:
Amounts due from related parties	137,000	18,769		158,590
Amounts due to related parties, current:
Amounts due to related parties	1,036,201	141,959		855,278
Amounts due to related parties, non-current:
Amounts due to related parties	901	124		902
Equity Investee | Deferred Revenue
Amounts due to related parties, current:
Amounts due to related parties	21,186	2,902		21,186
Amounts due to related parties, non-current:
Amounts due to related parties	55,147	7,555		76,433
Related Party
Amounts due from related parties, current:
Amounts due from related parties	283,123	38,788		1,707,024
Amounts due from related parties, non-current:
Amounts due from related parties	3,950,937	541,276		158,590
Amounts due to related parties, current:
Amounts due to related parties	3,239,036	443,746		2,953,658
Amounts due to related parties, non-current:
Amounts due to related parties	¥ 59,226	$ 8,114		¥ 80,566